Annual Operating Expenses {- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Investor PRO-08 - Real Estate Portfolio - VIP Real Estate Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%